Repurchase agreements and securities lending transactions accounted for as secured borrowings	6 Months Ended
Sep. 30, 2024
Repurchase agreements and securities lending transactions accounted for as secured borrowings
19. Repurchase agreements and securities lending transactions accounted for as secured borrowings
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2024 and September 30, 2024:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
March 31, 2024
Repurchase agreements	18,661	11,040	5,415	2,989	38,105
Securities lending transactions	1,288	19	—	44	1,350

Total	19,949	11,058	5,415	3,033	39,455

September 30, 2024
Repurchase agreements	17,041	13,259	6,469	1,949	38,718
Securities lending transactions	1,313	49	—	79	1,441

Total	18,354	13,308	6,469	2,028	40,159

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2024 and September 30, 2024:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
March 31, 2024
Japanese government bonds and Japanese local government bonds	6,167	102
Foreign government bonds and foreign agency mortgage-backed securities	28,757	19
Commercial paper and corporate bonds	913	—
Equity securities	1,609	1,229
Other	658	—

Total (Note)	38,105	1,350

September 30, 2024
Japanese government bonds and Japanese local government bonds	5,216	83
Foreign government bonds and foreign agency mortgage-backed securities	30,971	49
Commercial paper and corporate bonds	801	—
Equity securities	1,186	1,309
Other	545	—

Total (Note)	38,718	1,441

Note:
The above table does not include
securities-for-securities
lending transactions of ¥71 billion at March 31, 2024,
and ¥87 billion at September 30, 2024,
where the MHFG Group acts as lender and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a regular basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.
The amounts or composition of assets pledged as collateral for borrowings and for other purposes have not changed significantly since March 31, 2024. See Note 8 “Pledged assets and collateral” to the consolidated financial statements in the MHFG Group’s annual report on Form
20-F
for the year ended March 31, 2024 for additional information.